Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (FaceBank Group, Inc. Pre-Merger) - USD ($)									3 Months Ended		12 Months Ended
		Feb. 10, 2020	Feb. 06, 2020	Jan. 17, 2020	Dec. 20, 2019	Dec. 12, 2019	Jul. 30, 2019	Dec. 06, 2016	Mar. 31, 2020		Dec. 31, 2019		Jun. 30, 2020	Mar. 24, 2020	Dec. 31, 2018	Oct. 31, 2015
Principal													$ 10,050,000
Unamortized Discount													(2,650,000)
Convertible Notes [Member]
Principal											$ 865,000		2,773,000
Unamortized Discount											(710,000)		(2,027,000)
Variable Share Settlement Feature at Fair Value											1,203,000		3,661,000
Carrying amount											1,358,000		$ 4,407,000
FaceBank Group, Inc Pre-Merger [Member]
Stated Interest Rate																5.00%
Principal									$ 10,050,000		375,000				$ 889,000
Unamortized Discount									(2,650,000)						(456,000)
Variable Share Settlement Feature at Fair Value															1,018,000
Carrying amount															1,451,000
FaceBank Group, Inc Pre-Merger [Member] | Convertible Notes [Member]
Principal									1,215,000		865,000				574,000
Unamortized Discount									(945,000)		(710,000)				(456,000)
Variable Share Settlement Feature at Fair Value									1,692,000		1,203,000				469,000
Carrying amount									$ 1,962,000		$ 1,358,000				$ 587,000
FaceBank Group, Inc Pre-Merger [Member] | JSJ Investments [Member][Member]
Issuance Date	[1]								Dec. 06, 2019		Dec. 06, 2019
Stated Interest Rate								10.00%	10.00%	[1]	10.00%	[1]
Maturity date								Dec. 06, 2020	Dec. 06, 2020	[1]	Dec. 06, 2020	[1]
Principal	[1]								$ 255,000		$ 255,000
Unamortized Discount	[1]								(174,000)		(238,000)
Variable Share Settlement Feature at Fair Value	[1]								443,000		422,000
Carrying amount	[1]								$ 524,000		$ 439,000
FaceBank Group, Inc Pre-Merger [Member] | Eagle Equities [Member]
Issuance Date	[2]								Dec. 12, 2019		Dec. 12, 2019
Stated Interest Rate						12.00%			12.00%	[2]	12.00%	[2]
Maturity date						Dec. 12, 2020			Dec. 12, 2020	[2]	Dec. 12, 2020	[2]
Principal	[2]								$ 210,000		$ 210,000
Unamortized Discount	[2]								(147,000)		(199,000)
Variable Share Settlement Feature at Fair Value	[2]								297,000		285,000
Carrying amount	[2]								$ 360,000		$ 296,000
FaceBank Group, Inc Pre-Merger [Member] | BHP Capital [Member]
Issuance Date	[3]								Dec. 20, 2019		Dec. 20, 2019
Stated Interest Rate					10.00%				10.00%	[3]	10.00%	[3]		10.00%
Maturity date					Dec. 20, 2020				Dec. 20, 2020	[3]	Dec. 20, 2020	[3]
Principal	[3]								$ 125,000		$ 125,000
Unamortized Discount	[3]								(85,000)		(114,000)
Variable Share Settlement Feature at Fair Value	[3]								120,000		117,000
Carrying amount	[3]								$ 160,000		$ 128,000
FaceBank Group, Inc Pre-Merger [Member] | GS Capital Partners [Member]
Issuance Date	[4]								Jan. 17, 2020
Stated Interest Rate				10.00%					10.00%	[4]
Maturity date				Jan. 17, 2021					Jan. 17, 2021	[4]
Principal	[4]								$ 150,000
Unamortized Discount	[4]								(120,000)
Variable Share Settlement Feature at Fair Value	[4]								210,000
Carrying amount	[4]								$ 240,000
FaceBank Group, Inc Pre-Merger [Member] | EMA Financial, LLC [Member]
Issuance Date	[5]								Feb. 06, 2020
Stated Interest Rate			10.00%						10.00%	[5]
Maturity date			Nov. 06, 2020						Nov. 06, 2020	[5]
Principal	[5]								$ 125,000
Unamortized Discount	[5]								(100,000)
Variable Share Settlement Feature at Fair Value	[5]								204,000
Carrying amount	[5]								$ 229,000
FaceBank Group, Inc Pre-Merger [Member] | Adar Alef, LLC [Member]
Issuance Date									Feb. 10, 2020	[6]	Jul. 30, 2019	[7]
Stated Interest Rate		12.00%					12.00%		12.00%	[6]	10.00%	[8]
Maturity date		Feb. 10, 2021					Jul. 30, 2020		Feb. 10, 2021	[6]	Jul. 30, 2020	[7]
Principal									$ 150,000	[6]	$ 275,000	[8]
Unamortized Discount									(129,000)	[6]	(159,000)	[8]
Variable Share Settlement Feature at Fair Value									220,000	[6]	379,000	[8]
Carrying amount									$ 241,000	[6]	$ 495,000	[8]
FaceBank Group, Inc Pre-Merger [Member] | BHP Capital One [Member]
Issuance Date	[9]								Mar. 24, 2020
Stated Interest Rate	[9]								10.00%
Maturity date	[9]								Mar. 24, 2020
Principal	[9]								$ 100,000
Unamortized Discount	[9]								(95,000)
Variable Share Settlement Feature at Fair Value	[9]								99,000
Carrying amount	[9]								$ 104,000
FaceBank Group, Inc Pre-Merger [Member] | Jefferson Street Capital LLC [Member]
Issuance Date	[10]								Mar. 24, 2020
Stated Interest Rate									10.00%	[10]				10.00%
Maturity date	[10]								Mar. 24, 2020
Principal	[10]								$ 100,000
Unamortized Discount	[10]								(95,000)
Variable Share Settlement Feature at Fair Value	[10]								99,000
Carrying amount	[10]								$ 104,000

[1]	On December 6, 2019, the Company issued a convertible promissory note to JSJ Investments with a principal balance of $255,000. The Company received net proceeds of $250,000. The note matures on December 6, 2020 and bears interest at 10% per annum. The Company may prepay this note and unpaid interest on or prior to July 3, 2020. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 47% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[2]	On December 12, 2019, the Company issued a convertible promissory note to Eagle Equities, LLC with a principal balance of $210,000. The Company received net proceeds of $200,000. The note matures on December 12, 2020 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock, at any time after the six month anniversary of the note, at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[3]	On December 20, 2019, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $125,000. The Company received net proceeds of $122,500. The note matures on December 20, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with the promissory note, the Company issued 5,000 shares of its restricted common stock with a fair value of approximately $47,000. The Company will have the option to buy back the shares 180 days from the issue date, for a one-time payment of $8.00 per share.
[4]	On January 17, 2020, the Company issued a convertible promissory note to GS Capital Partners, LLC. with a principal balance of $150,000. The note matures on January 17, 2021 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[5]	On February 6, 2020, the Company issued a convertible promissory note to EMA Financial, LLC. with a principal balance of $125,000. The note matures on November 6, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock equal to the lower of (i) the lowest closing price of the common stock during the preceding twenty (20) day trading period ending on the latest trading day prior to the note issuance date or (ii) at a rate of 50% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[6]	On February 10, 2020, the Company issued a convertible promissory note to Adar Alef, LLC. with a principal balance of $150,000. The note matures on February 10, 2021 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[7]	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company's common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company. On November 28, 2018, the Company issued a convertible promissory note to Adar Bays - Alef, LLC in the amount of $192,500. The note is due on November 28, 2019 and bears interest at 6% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date. On May 20, 2019, the Company settled the note, repaying the principal balance of $192,500 and $47,500 for interest and penalties.
[8]	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company's common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company. On January 20, 2020, the Company repaid the principal balance of $275,000 and accrued interest of approximately $16,000.
[9]	On March 24, 2020, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.
[10]	On March 24, 2020, the Company issued a convertible promissory note to Jefferson Street Capital, LLC. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. On January 29, 2020, the Company issued a convertible promissory note to Auctus Fund, LLC. with a principal balance of $275,000. The note matures on November 29, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 50% multiplied by the lowest trading price during the previous twenty five (25) day trading period ending on the latest complete trading day prior to the conversion date. On March 19, 2020, the Company repaid the principal balance and interest of approximately $4,000.